Note 13 - Bank Acceptances Notes Payable	12 Months Ended
Sep. 30, 2011
Bank Acceptances Notes Payable

(13)      BANK ACCEPTANCE NOTES PAYABLE

Bank acceptance notes payable consist of the following:

	As of September 30,
	2011	2010
Bank acceptance notes:
China Citic Bank	$78,394	$896,793
Jiaxing City Commercial Bank	1,207,275	1,248,039
Shanghai Pudong Development Bank	1,285,669	-
Total	$2,571,338	$2,144,832

The bank acceptance notes generally mature in periods ranging from three to six months as of September 30, 2011 and 2010. The bank acceptance notes bear bank charges calculated as 0.05% of the face value of the notes.

As security for the bank acceptance notes on September 30, 2011, the Company has placed deposits equal to 50% of the note amounts with the banks (see Note 5 regarding Restricted Cash), pledged its buildings, plant, machinery and equipment (see Note 10) and land use right (see Note 11) in favor of the banks, and provided the banks with the personal guarantee of Mr. Liu, Mr Liu's wife and related party guarantee by its subsidiary.

As at September 30, 2010, the Company has placed deposits equal to 50% of the note amounts with the banks (see Note 5 regarding Restricted Cash), pledged its buildings (see Note 10) and land use rights (see Note 11) in favor of the banks, and provided the banks with the personal guarantee of Mr. Liu, related party guarantee by its subsidiary and third party guarantee. Bank charges on the bank acceptance notes are included in other expenses and amounted to $3,613, $3,212 and $6,568 for the year ended September 30, 2011, 2010 and 2009, respectively.